Share Capital and Capital Surplus - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Share premium	₩ 463,825	₩ 463,825
Gain on disposal of treasury shares	796,623	784,047
Other capital deficit	125,259	172,135
Capital surplus	₩ 1,385,707	₩ 1,420,007